RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2025 and 2024:

		Year Ended December 31,
($ in thousands)	Classification	2025	2024
Operating Leases
Lessor has minority interest in MedMar	Rent expense	$288	$288

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	185	218
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2025 and December 31, 2024:

	December 31, 2025		December 31, 2024
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,005	$1,065	$1,158	$1,216

Finance Leases
Lessor has minority interest in MedMar	$1,119	$1,606	$1,423	$1,929